Note 11 - Accrued Liabilities	12 Months Ended
Jan. 31, 2021
Notes to Financial Statements
Accounts Payable and Accrued Liabilities Disclosure [Text Block]
Note
11
- Accrued Liabilities

	January 31,	January 31,
	2021	2020
Accrued compensation and benefits	24,643	20,613
Accrued professional fees	1,188	1,010
Other accrued liabilities	13,048	13,253
	38,879	34,876

Other accrued liabilities include accrued expenses related to third
party resellers and royalties, suppliers, accrued restructuring charges and accrued contingent acquisition purchase consideration.